CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 81,083	$ 48,191
Time deposits	44,339	39,731
Assets held for sale	0	24,229
Inventories	14,883	16,652
Derivative assets	0	8
Accrued revenue	903	477
Restricted cash	3,000	2,020
Prepaid expenses and other current assets	7,008	6,613
Total current assets	165,391	146,721
FIXED ASSETS:
Vessels, net	1,144,318	1,091,518
Advances for vessels	85,204	89,703
Total fixed assets	1,229,522	1,181,221
OTHER NON CURRENT ASSETS:
Deferred financing costs	0	255
Restricted cash	7,475	8,850
Derivative assets	672	2,669
Accrued revenue	0	87
Other non current assets	36	13
Total assets	1,403,096	1,339,816
CURRENT LIABILITIES:
Current portion of long-term debt, net	58,191	24,781
Unearned revenue	6,538	10,853
Accrued liabilities	11,807	8,383
Derivative liabilities	0	526
Other financing liability	0	748
Total current liabilities	86,472	55,733
Long-term debt, net	478,450	482,391
Unearned revenue	2,624	3,248
Derivative liabilities	1,419	0
Other liabilities	2,513	5,933
Total liabilities	571,478	547,305
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 200,000,000 authorized, 111,607,828 and 105,288,996 issued and outstanding at December 31, 2023 and 2024, respectively	105	112
Preferred stock, $0.01 par value; 20,000,000 authorized, 804,950 and 804,950 Series C Preferred Shares, 3,195,050 and 3,195,050 Series D Preferred Shares, issued and outstanding at December 31, 2023 and 2024, respectively	40	40
Additional paid in capital	324,137	352,897
Retained earnings	507,336	439,462
Total shareholders’ equity	831,618	792,511
Total liabilities and shareholders’ equity	1,403,096	1,339,816
Nonrelated Party
CURRENT LIABILITIES:
Trade accounts payable	9,903	10,442
Related party
CURRENT LIABILITIES:
Trade accounts payable	33	0
Nonrelated Party
CURRENT ASSETS:
Accounts receivable	13,346	8,786
Related party
CURRENT ASSETS:
Accounts receivable	829	14
CURRENT LIABILITIES:
Trade accounts payable	$ 33	$ 0